Other Income (Loss)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Other Income (Loss)	OTHER INCOME

($ millions)	2021	2020
Unrealized gain (loss) on long-term investments	3.1	(4.2)
Realized gain on sale of long-term investments	7.0	—
Gain on capital dispositions	58.4	316.4
Government subsidy for decommissioning expenditures	28.7	5.1
Lease modification	—	(0.4)
Sublease income	5.4	5.6
Other	(3.2)	(0.2)
Other income	99.4	322.3